Derivative Instruments and Hedging Activities	12 Months Ended
Mar. 31, 2022
Derivative Instruments and Hedging Activities [Abstract]
Derivative instruments and hedging activities

25. Derivative instruments and hedging activities

Option Contracts Undesignated as Hedge

(Gains)/Losses on foreign exchange derivative contracts for the year ended March 31, 2020, 2021 and 2022 aggregated INR 109 million, INR Nil million and INR Nil, respectively.

Contracts designated as a Cashflow Hedge

The Company hedged the foreign currency exposure risk related to certain intercompany loans denominated in foreign currency through a call spread option with a full swap for coupon payments. The Company also availed trade credit facilities denominated in foreign currencies which were fully hedged through interest rate swaps. The foreign currency forward contracts and options were not entered into for trading or speculative purposes.

The Company documented each hedging relationship and assessed its initial effectiveness on inception date and the subsequent effectiveness was tested as determined at the time of inception of the contract. The gain or loss on the hedge contracts was recorded in accumulated other comprehensive income to the extent the hedge contracts were effective. The gain or loss on the hedge contracts shall be reclassified to interest expense when the coupon payments and principal repayments are made on the related investments. The hedge contracts were effective as of March 31, 2022.

The following table presents outstanding notional amount and balance sheet location information related to foreign exchange derivative contracts as of March 31, 2021 and 2022:

	As of March 31, 2021
	Notional Amount	Non- Current Liabilities (Fair Value)	Prepaid expenses and other current assets (Fair Value)	Other Assets (Fair Value)	Other Assets (Fair Value)	Non- Current Liabilities (Fair Value)	Prepaid expenses and other current assets (Fair Value)
	(US$)	(INR)	(INR)	(INR)	(US$)	(US$)	(US$)
	(In million)
Fair valuation of swaps and options	849.7	-	-	5,765	78.8	-	-
Forward exchange derivative contracts	11.2	-	-	21	0.3	-	-
Fair valuation of swaps and forward	94.6	251	-	-	-	3.4	-
Forward exchange derivative contracts	46.1	-	38	-	-	-	0.5

	March 31, 2021
	Notional	Current Liabilities	Other Assets	Current Liabilities
	(US$)	(INR)	(INR)	(US$)
	(In million)
Forward exchange derivative contracts	101.4	74	—	1.0

	As of March 31, 2022
	Notional Amount	Non- Current Liabilities (Fair Value)	Current Liabilities (Fair Value)	Prepaid expenses and other current assets (Fair Value)	Other Non-Current Assets (Fair Value)	Other Non-Current Assets (Fair Value)	Current Liabilities (Fair Value)	Non- Current Liabilities (Fair Value)	Prepaid expenses and other current assets (Fair Value)
	(US$)	(INR)	(INR)	(INR)	(INR)	(US$)	(US$)	(US$)	(US$)
	Audited
	(In million)
Fair valuation of swaps and options	753.9	-	1,735	-	2,647	34.9	22.9	-	-
Forward exchange derivative contracts	93.8	-	106	13	-	-	1.4	-	0.2
Fair valuation of swaps and forward	253.7	7	658	-	883	11.6	8.7	0.1	-

The company recorded the net fair value of derivative liability of INR 827 million and INR 4,404 million (US$58.0 million) in the Other comprehensive income for the year ended March 31, 2021 and 2022, respectively and recorded an expense of INR 1,918 million and INR 1,302 million (US$17.2 million) related to the amortization of the cost of the hedge for the year ended March 31, 2021 and 2022, respectively.

The foreign exchange derivative contracts mature generally over a period of 0.7 – 4.3 years.

Contracts designated as fair value hedge

The Company hedged the exposure to fluctuations in the fair value of firm commitments denominated in foreign currency through forward exchange derivative contracts. Fair value adjustments related to non-financial instruments will be recognized in the hedged item upon recognition and will eventually affect earnings as and when the hedged item is derecognized. Changes in the fair value of derivatives designated and qualifying as fair value hedges, together with any changes in the fair value of the hedged firm commitments attributable to the hedged risk, will be recorded in in the consolidated balance sheet. The gain or loss on the hedging derivative in a hedge of a foreign-currency-denominated firm commitment and the offsetting loss or gain on the hedged firm commitment is recognized in earnings in the accounting period, post the recognition of the hedged item in the balance sheet. The forward exchange derivative contracts were not entered into for trading or speculative purposes.

The foreign exchange derivative contracts mature generally over a period of 1 months – 9 months.

The Company documented each hedging relationship and assessed its initial effectiveness on inception date and the subsequent effectiveness was tested as determined at the time of inception of the contract. The hedge contracts were effective as of March 31, 2022.

	As of March 31, 2021
	Notional	Current Liabilities (Fair value)	Prepaid expenses and other current assets (Fair value)	Prepaid expenses and other current assets (Fair value)	Current Liabilities (Fair value)
	(US$)	(INR)	(INR)	(US$)	(US$)
	Audited
	(In million)
Forward exchange derivative contracts	265.1	887	876	12.0	12.1

	As of March 31, 2022
	Notional	Current Liabilities (Fair value)	Prepaid expenses and other current assets (Fair value)	Prepaid expenses and other current assets (Fair value)	Current Liabilities (Fair value)
	(US$)	(INR)	(INR)	(US$)	(US$)
	Audited
	(In million)
Forward exchange derivative contracts	15.7	12	1	0.0	0.2

The company recorded the fair value of derivative asset/liability of INR 887 million and INR 12 million (US$0.2 million) as at March 31, 2021 and 2022, respectively and incurred an amount of INR 200 million and INR 1,001 million (US$13.2 million) related to acquisition of capital assets during the year ended March 31, 2021 and 2022, respectively.